Cover	Oct. 09, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2020
Entity File Number	001-37503
Entity Registrant Name	B. Riley Financial, Inc.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(818)
Local Phone Number	884-3737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYP
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000th interest in a 7.375% Series B Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 7.375% Series B Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYL
Security Exchange Name	NASDAQ
7.25% Senior Notes due 2027
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.25% Senior Notes due 2027
Trading Symbol	RILYG
Security Exchange Name	NASDAQ
7.50% Senior Notes due 2027
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.50% Senior Notes due 2027
Trading Symbol	RILYZ
Security Exchange Name	NASDAQ
7.375% Senior Notes due 2023
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.375% Senior Notes due 2023
Trading Symbol	RILYH
Security Exchange Name	NASDAQ
6.875% Senior Notes due 2023
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.875% Senior Notes due 2023
Trading Symbol	RILYI
Security Exchange Name	NASDAQ
6.75% Senior Notes due 2024
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.75% Senior Notes due 2024
Trading Symbol	RILYO
Security Exchange Name	NASDAQ
6.50% Senior Notes due 2026
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.50% Senior Notes due 2026
Trading Symbol	RILYN
Security Exchange Name	NASDAQ
6.375% Senior Notes due 2025
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.375% Senior Notes due 2025
Trading Symbol	RILYM
Security Exchange Name	NASDAQ